PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2022
PROVISIONS
Schedule of provisions

	2020	2021	2022
	RMB	RMB	RMB

Balance as at January 1	42,438	43,713	40,495
Provision for the year	1,563	2,163	4,277
Accretion expenses	1,343	1,135	1,103
Decrease for the year	(1,490)	(6,435)	(2,438)
Exchange adjustments	(141)	(81)	162
Balance as at December 31	43,713	40,495	43,599